1933 Act File No. 33-48907
                                                      1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.    38   ...................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.    38   ..................................        X

                              MARSHALL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             1000 North Water Street
                           Milwaukee, Wisconsin 53202
                    (Address of Principal Executive Offices)

                                 (414) 287-8555
                         (Registrant's Telephone Number)

                          Michael A. Hatfield, Esquire
                             770 North Water Street
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)
                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:


    immediately upon filing pursuant to paragraph (b) on ____________pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) on ____________ pursuant to paragraph (a)(i)
 X 75 days after filing pursuant to paragraph (a)(ii) on ____________ pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:     Cameron Avery, Esquire
               Bell, Boyd & Lloyd
               Three First National Plaza
               70 West Madison Street, Suite 3300
               Chicago, Illinois 60602-4207


Marshall Government Money Market Fund

The Investor Class of Shares
(Class Y)

Table of Contents

Risk/Return Profile...........................
Fees and Expenses of the Fund.................
The Main Risks of Investing in the Fund.......
Securities Descriptions.......................
How to Buy Shares.............................
How to Redeem and Exchange Shares.............
Account and Share Information.................
Marshall Funds, Inc. Information..............
Financial Highlights..........................




An investment in Marshall Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus
December 31, 2003

Risk/Return Profile
-------------------------------------------------------------------------
Marshall Government Money Market Fund
Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments.

The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. government or by its agencies or instrumentalities, and in repurchase agreements secured by such obligations.

Fund assets are invested in high quality, short-term money market instruments. In order to produce income that minimizes volatility, the Fund's investment adviser (Adviser) uses a "bottom-up" approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks, and liquidity risks.

Annual Total Return

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses of the Fund
-------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage
      of the Fund's net assets)
Management Fee                                                0.15%
Distribution (12b-1) Fee                                       None
Shareholder Servicing Fee                                     0.25%
Other Expenses                                                0.08%

Total Annual Fund Operating Expenses                          0.48%

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company N.A. (M&I Trust), an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to the fund or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.




Example
This example is intended to help you compare the cost of investing in the Fund's Investor Class of Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Investor Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's Investor Class of Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




-------------------------------------------------------------------------
1 Year
$ 49
3 Years
$ 154
5 Years
$269
10 Years
$ 604
-------------------------------------------------------------------------

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

-------------------------------------------------------------------------
The Main Risks of Investing in the Fund
As with all money market funds, the Fund is subject to certain risks, which are described below.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or "called"). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.



                                                  Securities Descriptions
-------------------------------------------------------------------------


Following is a description of the main securities in which the Fund invests.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest:

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.





Repurchase Agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency.
Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.



                                                        How to Buy Shares
-------------------------------------------------------------------------
Who May Purchase the Investor Class of Shares? The Investor Class of Shares is for investors that invest on their own behalf. To open an account with the Fund, the first investment must be at least $1,000.
The minimum investment amount to add to your existing account is $50.
An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund's discretion.

What Do Shares Cost? You can buy the Investor Class of Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV.

The NAV for the Fund is determined twice daily at 12:00 noon (Central
Time) and 3:00 p.m. (Central Time). In calculating NAV, the Fund's portfolio is valued using amortized cost.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Fund to verify your identity.

Purchase orders for the Fund must be received by 3:00 p.m. (Central
Time) in order for shares to be purchased at that day's NAV. For purchase orders for the Fund in excess of $1,000,000 received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day's dividend. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.

Fund Purchase Easy Reference Table

Minimum Investments

      $1,000 o To open an Account

      $50 o To add to an Account (including through a Systematic
Investment Program)

 Phone 1-800-236-FUND (3863)

    o Contact MIS.

    o Complete an application for a new account.

    o If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

Mail

  o To open an account, send your completed account application and check payable to "Marshall Funds" to the following address:

    Marshall
    Investor
    Services
    P.O. Box 1348
    Milwaukee,
    WI 53201-1348

   oTo add to your existing Fund Account, send in your check, payable to "Marshall Funds," to the same address. Indicate your Fund account number on the check.


In Person

   oBring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to "Marshall Funds" to:

           Marshall Investor Services
           1000 North
           Water
           Street,
           13th Floor
           Milwaukee,
           WI 53202




Wire

o Notify MIS at 1-800-236-FUND (3863) by 12:00 noon (Central Time). If your purchase order for the Fund is received by 12:00 noon (Central
    Time) and your wire is received by M&I Marshall & Ilsley Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.
o   Then wire the money to:

           M&I Marshall & Ilsley Bank ABA Number 075000051

    Credit to: Marshall Funds, Deposit
    Account, Account Number 27480; Further
    credit to: The Investor Class
    [Government Money Market Fund]; Re:
    [Shareholder name and account number]

 o If a new Account, fax application to: Marshall Investor Services at 1-414-287-8511.

 o Mail a completed account application to the Fund at the address above under "Mail."

 o Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

Systematic Investment Program

 o You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MIS receives the order.

 o The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.

 o  Call MIS at 1-800-236-FUND (3863) to apply for this program.


Marshall Funds OnLineSM

 o You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See
    "Fund Transactions Through Marshall Funds OnLineSM" in the Account and Share Information section.

 Additional Information About Checks and Automated Clearing
House (ACH) Transactions Used to Purchase Shares

 o If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.

 o If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

 o  All checks should be made payable to the "Marshall
    Funds".



How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the "Fund Redemption Easy Reference Table." You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Trust customers of M&I Trust should contact their account officer to make redemption requests.

Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS, and Authorized Dealer or service provider to promptly submit redemption requests to a Fund if you request a wire transferred redemption to occur the same day.

Redemption requests for the Fund must be received by 3:00 p.m. (Central
Time) in order for shares to be redeemed at that day's NAV. For redemption requests for the Fund in excess of $1,000,000 received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day.

Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.


Fund Redemption Easy Reference Table

Phone 1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)

 oIf you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone.
  If you are a customer of an authorized broker/dealer, you must contact your account representative.

Mail

 oSend in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

            Marshall Investor
            Services
            P.O. Box 1348
            Milwaukee, WI
            53201-1348

 oIf you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

 oFor additional assistance, call 1-800-236-FUND (3863).



In Person

 oBring in the written redemption request with the information described in "Mail" above to Marshall Investor Services, 1000 North Water
  Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

Fund Redemption Easy Reference Table (cont.)

Systematic Withdrawal Program

 oIf you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

 oContact MIS to apply for this program.

Checkwriting (The Money Market Fund Only)

 oYou can redeem shares of the Fund by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form.


The Fund will then provide you with the checks.

 oYour check is treated as a redemption order for Fund shares equal to the amount of the check.

 oA check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds."

 oChecks cannot be used to close your Fund account balance.

 oChecks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.


Marshall Funds OnLineSM

 oYou may redeem Fund shares via the Internet through Marshall Funds
  OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in Account and Share Information section.


Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

o when you want a redemption to be sent to an address other than the one you have on record with a Fund;
o when you want the redemption payable to someone other than the shareholder of record; or
o when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public. Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o to allow your purchase payment to clear;
o during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
 oYou will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Exchange Privilege. You may exchange the Investor Class of Shares of the Fund for the Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Funds are offered by separate Prospectus. Call 1-800-236 FUND (3863) for the current Prospectus.

Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MIS, you may telephone instructions to MIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions or service providers should contact their account representative.

Telephone exchange instructions must be received before 3:00 p.m.
(Central Time) for shares to be exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

The Fund and its service providers will record your telephone instructions. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.


Account and Share Information
Fund Transactions Through Marshall Funds OnLineSM. If you have previously established an account with the Funds, and have signed an OnLineSM Agreement, you may purchase, redeem or exchange shares through the Marshall Funds' Internet Site on the World Wide Web (http://www.marshall-funds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the "How to Buy Shares" section.

Trust customers of M&I Trust should contact their account officer for information on the availability of transactions over the Internet.

You should contact MIS at 1-800-236-FUND (3863) to get started. MIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MIS.

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:



------------------------------------------------------------------------------
                             Minimum                      Maximum
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Purchases                    $50                          $100,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Redemptions                  By ACH: $50,000              By ACH: $50
                                                          By wire: $50,000
                             By wire: $1,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Exchanges                    $50                          $100,000
------------------------------------------------------------------------------


You may not change your address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Fund and its service providers have established certain security procedures, the Fund, its distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid, and purchases and redemptions.

Dividends and Capital Gains. Dividends of the Fund are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.




Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this Prospectus.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Tax Information

Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Marshall Funds, Inc. Information
Management of the Marshall Funds. The Board of Directors (the Board) governs the Fund. The Board selects and oversees the Adviser, M&I
Investment Management Corp.

The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202.

Adviser's Background. M&I Investment Management Corporation is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2003, the Adviser had approximately $14.5 billion in assets under management, of which $6.1 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973.

The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Portfolio Manager. The Fund is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the Fund since January 1, 1994, and has been employed by the Adviser since January 1993.

Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.



Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets
(ADNA).

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company N.A., an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, MIS. For the Fund, the annual custody fee is 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on the Fund's ADNA.



M&I Trust is the administrator of the Marshall Funds, and Federated Services Company is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund's ADNA as follows:

Maximum FeeFund's ADNA
  0.100%   on the first $250
           million
  0.095%   on the next $250
           million
  0.080%   on the next $250
           million
  0.060%   on the next $250
           million
  0.040%   on the next $500
           million
  0.020%   on assets in excess of
           $1.5 billion


All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.



Financial Information
-------------------------------------------------------------------------

Financial Highlights

The Fund's fiscal year end is August 31. As this is the Fund's first fiscal year, financial information is not yet available.



A Statement of Additional Information (SAI) dated October 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's SAI as it becomes available. To obtain the SAI and other information without charge, and make inquiries, write to or call Marshall Investor Services at 1-414-287-8555 or 1-800-236- FUND.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



                                  Marshall Investor
                                  Services
                                  P.O. Box 1348
                                  Milwaukee,
                                  Wisconsin
                                  53201-1348
                                  414-287-8555 or
                                  800-236-FUND (3863)
                                  Internet address:
                                  http://www.marshallfunds.com
                                  TDD: Speech and Hearing Impaired
                                  Services 1-800-209-3520



































                                                  Edgewood Services, Inc.
                                                              Distributor


































Marshall
Government Money Market Fund
The Institutional Class of Shares
(Class I)

Table of Contents

Risk/Return Profile..........................
Fees and Expenses of the Fund.................
The Main Risks of Investing in the Fund.......
Securities Descriptions.......................
How to Buy Shares.............................
How to Redeem Shares..........................
Account and Share Information.................
Marshall Funds, Inc. Information..............




An investment in Marshall Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Prospectus December 31, 2003



Risk/Return Profile

Marshall Government Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments.

The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. government or by its agencies or instrumentalities, and in repurchase agreements secured by such obligations.

Fund assets are invested in high quality, short-term money market instruments. In order to produce income that minimizes volatility, the Fund's investment adviser (Adviser) uses a "bottom-up" approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks, and liquidity risks.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks, and liquidity risks.

Annual Total Return

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.


Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class of Shares of the Fund.



Shareholder Fees (fees paid directly from your investment)        None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage
  of the Fund's net assets)
Management Fee                                                   0.15%
Distribution (12b-1) Fee                                          None
Shareholder Servicing Fee                                        0.25%
Other Expenses                                                   0.08%

Total Annual Fund Operating Expenses(1)                          0.48%



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company N.A. (M&I Trust), an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Fund's Institutional Class of Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Institutional Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's Institutional Class of Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



1 Year                                     $ 49
3 Years                                    $154
5 Years                                    $269
10 Years                                   $604



The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

The Main Risks of Investing in the Fund

As with all money market funds, the Fund is subject to certain risks, which are described below.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or "called"). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility,

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Securities Descriptions

Following is a description of the main securities in which the Fund invests.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate.

The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest:

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.





Repurchase Agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.



How to Buy Shares

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity.

Purchase orders for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be purchased at that day's NAV. For purchase orders for the Fund in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day's dividend. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a federal tax identification number.

Who May Purchase the Institutional Class of Shares? The Institutional Class of Shares are for institutional investors that invest on their own behalf. To open an account with the Fund, the first investment must be at least $10 million. The minimum investment amount to add to your existing account is $100,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund's discretion.

What Do Shares Cost? You can buy the Institutional Class of Shares of the Fund at NAV, without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business.

When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for the Fund is determined twice daily at 12:00 noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, the Fund's portfolio is valued using amortized cost.



Fund Purchase Easy Reference Table
Wire

o If a new account, fax completed Account Application to: Marshall Investor Services at 1-414-287-8511.

o    Mail a completed Account Application to the following address:

              Marshall Investor Services P.O. Box 1348 Milwaukee, WI 53201-1348

o    Notify MIS at 1-800-236-FUND (3863) by 2:00 p.m. (Central Time).

o    Then wire the money to:

              M&I Marshall & Ilsley Bank ABA Number 075000051

Credit to: Marshall Funds, Deposit Account, Account Number 27480;



Further credit to: The Institutional Class of Shares Government Money Market Fund; Re: [Shareholder name and Account number].



o Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

Phone

o Once you have opened an account and if you authorized telephone privileges in your Account Application or by subsequently completing an authorization form, you may purchase additional shares by calling MIS at 1-800-236-FUND
     (3863).

How to Redeem Shares

How Do I Redeem Shares? You may redeem your Fund shares by Telephone and by Wire/Electronic Transfer. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS.

Redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV. For redemption requests for the Fund in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day.

Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

Fund Redemption Easy Reference Table

Phone

o If you have authorized the telephone redemption privilege in your Account Application or by a subsequent authorization form, you may redeem shares by telephone.

Wire/Electronic Transfer

o Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your Account Application or subsequent form.

o Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.

o Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

o    Redemption  requests  for the Fund must be received  by 2:00 p.m.  (Central
     Time) if you request the proceeds to be wired the same day.

Additional Conditions for Redemptions

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the Account Application to effect transactions on behalf of the organization.

Account and Share Information

Confirmations and Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid, and purchases and redemptions.

Dividends and Capital Gains. Dividends of the Fund are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares through the day your shares are redeemed.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.


Tax Information

Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board of Directors (the Board) governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp.

The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202.

Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2003, the Adviser had approximately $14.5 billion in assets under management, of which $6.1 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Portfolio Manager. The Fund is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the Fund since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.



Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets (ADNA).

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company N.A., an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, MIS. For the Fund, the annual custody fee is 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on the Fund's ADNA.



M&I Trust is the administrator of the Marshall Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund's ADNA as follows:


Maximum Fee   Fund's ADNA
0.100%        on the first $250 million
0.095%        on the next $250 million
0.080%        on the next $250 million
0.060%        on the next $250 million
0.040%        on the next $500 million
0.020%        on assets in    $1.5
              excess of       billion

 All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.



Financial Information

Financial Highlights

The Fund's fiscal year end is August 31. As this is the Fund's first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's SAI as it becomes available. To obtain the SAI and other information without charge, and make inquiries, write to or call Marshall Investor Services at 1-414-287-8555 or 1-800-236 FUND.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



                                                      Marshall Investor Services
                                                        P.O. Box 1348 Milwaukee,
                                                            Wisconsin 53201-1348
                                             414-287-8555 or 800-236-FUND (3863)
                                  Internet address: http://www.marshallfunds.com
                                       TDD: Speech and Hearing Impaired Services
                                                                  1-800-209-3520




                                                         Edgewood Services, Inc.
                                                                     Distributor

                                                                       Cusip [ ]
                                                          [product code] (12/03)
                                        Investment Company Act File No. 811-7047






STATEMENT OF ADDITIONAL INFORMATION



MARSHALL GOVERNMENT MONEY MARKET FUND



A Portfolio of Marshall Funds, Inc.


THE INSTITUTIONAL CLASS OF SHARES

(CLASS I)





This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for the Marshall Government Money Market Fund Institutional Class of Shares, dated December 31, 2003. You may obtain the Prospectus without charge by calling Marshall Investor Services (MIS) at 414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at (http://www.marshallfunds.com).



P.O. Box 1348
Milwaukee, Wisconsin 53201-1348


DECEMBER 31, 2003









                                    CONTENTS
                                    How are the Marshall Funds Organized?
                                    Securities in Which the Fund Invests
                                    Securities Descriptions, Techniques and
                                    Risks
                                    Investment Limitations
                                    Determining Market Value of Securities
                                    What Do Shares Cost?
                                    How is the Fund Sold?
                                    How to Buy Shares
                                    Account and Share Information
                                    What are the Tax Consequences?
                                    Who Manages the Fund?
                                    How Does the Fund Measure Performance?
                                    Performance Comparisons
                                    Economic and Market Information


                                    Addresses






[PRODUCT CODE] (12/03)
CUSIP [          ]


------------------------------------------------------------------------------
EDGEWOOD SERVICES, INC.
Distributor






HOW ARE THE MARSHALL FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.



The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. The Board of Directors (Board) has established three classes of shares of the Fund, known as the Advisor Class of Shares, the Investor Class of Shares and the Institutional Class of Shares. This SAI relates to the Marshall Government Money Market Fund Institutional Class of Shares. The Fund's investment adviser is M&I Investment Management Corp. (Adviser). This SAI contains additional information about the Corporation and the Fund. This SAI uses the same terms as defined in the Prospectus.



The definitions of the terms series and class in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code (the Code).

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:

o
   P = Principal investment of the Fund (shaded in chart); or o
   A = Acceptable (but not principal) investment of the Fund

----------------------------------------------------
Securities                       Government Money
                                -------------------
                                    Market Fund
----------------------------------------------------
----------------------------------------------------
Asset-Backed Securities 1                A
--------------------------------
----------------------------------------------------
Bank Instruments 2                       A
----------------------------------------------------
--------------------------------
Borrowing                                A
--------------------------------
----------------------------------------------------
Callable Securities                      A
----------------------------------------------------
--------------------------------
Debt Obligations                         P
--------------------------------
----------------------------------------------------
Demand Master Notes                      P
----------------------------------------------------
--------------------------------
Derivative Contracts and                 A
Securities
--------------------------------
----------------------------------------------------
Fixed Rate Debt Obligations              P
----------------------------------------------------
--------------------------------
Floating Rate Debt Obligations           P
----------------------------------------------------
----------------------------------------------------
Foreign Money Market                     A
Instruments
----------------------------------------------------
----------------------------------------------------
Forward Commitments,                     A
When-Issued and Delayed
Delivery Transactions
--------------------------------
----------------------------------------------------
Funding Agreements                       A
----------------------------------------------------
----------------------------------------------------
Guaranteed Investment Contracts          A
----------------------------------------------------
----------------------------------------------------
Illiquid and Restricted                  A
Securities 3
----------------------------------------------------
----------------------------------------------------
Lending of Portfolio Securities          A
----------------------------------------------------
----------------------------------------------------
Mortgage-Backed Securities               A
----------------------------------------------------
----------------------------------------------------
Participation Interests                  A
--------------------------------
----------------------------------------------------
Prime Commercial Paper 4                 A
----------------------------------------------------
--------------------------------
Repurchase Agreements                    P
----------------------------------------------------
--------------------------------
Reverse Repurchase Agreements 5          A
----------------------------------------------------
----------------------------------------------------
Securities of Other Investment           A
Companies
--------------------------------
----------------------------------------------------
U.S. Government Securities               P
--------------------------------
----------------------------------------------------
Variable Rate Demand Notes               A
----------------------------------------------------
----------------------------------------------------
Zero Coupon Securities                   A
----------------------------------------------------

1. The Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days.
2. The Fund may purchase foreign bank instruments.
3. The Fund may invest up to 10% of its assets in illiquid securities.
4. The Fund may purchase commercial paper rated in the two highest rating categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Adviser to be of comparable quality.
5. During the period if any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.


SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

     Foreign Bank Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits
     (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks.

     ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of net assets, and pledge some assets as collateral. When the Fund borrows, it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.




Credit Quality. The fixed income securities in which the Fund invests will be rated at least investment grade by an NRSRO. Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's Investors Service or BBB by Standard & Poor's or Fitch Ratings) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Fund is subject to Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), and will follow the credit quality requirements of Rule 2a-7.



Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Fund may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity.

The Fund believes that Section 4(2) commercial paper and certain other restricted securities which meet the Board's criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

Demand Features. The Fund may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give the Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

     Foreign Money Market Instruments. ECDs, YCDs and ETDs are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks.

     ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Fund currently lends its portfolio securities through Marshall & Ilsley Trust Company N.A. (M&I Trust), as agent. The Fund and M&I Trust have received an order from the Securities and Exchange Commission (SEC) that permits M&I Trust to charge, and the Fund to pay, market-based compensation for M&I Trust's services.

Securities Lending Risks. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.



Leverage Risks. Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Prepayment Risks. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.



Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs' prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Treasury Securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risk.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield.
Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.



Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES

Certain fixed income securities in which the Funds invest are callable at the option of the issuer. Callable securities are subject to call risks.



FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income with stability of principal. The investment objective of the Fund may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS
The following investment limitations are fundamental and cannot be changed for the Fund unless authorized by the "majority of the outstanding voting securities" of the Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its net assets including the amounts borrowed; and except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities
The Fund will not lend any of its assets except portfolio securities. Loans may not exceed one-third of the value of the Fund's total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Concentration of Investments
The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS
The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control
The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies
The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.



Asset Coverage

In order to secure its obligations in connection with special transactions, a Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.


Investing in Options
Except for bona fide hedging purposes, the Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

The Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.




DETERMINING MARKET VALUE OF SECURITIES
USE OF THE AMORTIZED COST METHOD

The Board has decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.



The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 promulgated by the SEC under the 1940 Act. Under Rule 2a-7, the Board must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.

Under Rule 2a-7, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by Rule 2a-7, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.



The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

Monitoring Procedures. The Board's procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.



Investment Restrictions. Rule 2a-7 requires that the Fund limit its investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Board must determine that they are of comparable quality. Rule 2a-7 also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.



Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares are sold at their NAV on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How to Buy Shares" and "What Do Shares Cost?"


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.), located at 5800 Corporate Drive, Pittsburgh, PA 15237-7002, offers shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Fund through M&I Brokerage Services, Inc. at 1-800-236-FUND (3863), or through any authorized broker/dealer.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust (but not out of Fund assets). The Distributor and/or M&I Trust may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.


HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND
Although the Fund intends to pay share redemptions in cash, the Fund reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

In addition, the Fund has adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Shareholders of the Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the 1940 Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable, except as provided in the WBCL Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.





WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

STATE AND LOCAL TAXES
Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS
Capital gains, when realized by the Fund, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUND?


BOARD OF DIRECTORS


The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is 1000 North Water Street, Milwaukee, WI. The Corporation comprises twelve portfolios and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios in Marshall Funds, Inc. and serves for an indefinite term.



INTERESTED DIRECTORS BACKGROUND AND COMPENSATION


Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held with                                      Corporation
Corporation                                              (past
Date Service Began                                       fiscal
                                                         year)
                      Principal Occupations:                       $0
John M. Blaser+       President, Marshall Funds, Inc.;
Age: 46               Vice President, M&I Trust, M&I
PRESIDENT AND         Investment Management Corp.
DIRECTOR              ---------------------------------
Began serving: May
1999                  Previous Positions: Partner and
                      Chief Financial Officer, Artisan
                      Partners Limited Partnership;
                      Chief Financial Officer and
                      Principal Administrative and
                      Finance Officer, Artisan Funds,
                      Inc.

                      Principal Occupations: President             $0
David W. Schulz+      and Director, M&I Investment
Age: 45               Management Corp.; Vice
DIRECTOR              President, M&I Trust.
Began serving: May
1999


-------------------------------------------------------------------------------
+ Mr. Blaser and Mr. Schulz are "interested" due to positions that they hold with M&I Investment Management Corp., the Fund's Adviser.



INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION


Name                  Principal Occupation(s) for Past   Aggregate
Age                   Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held                                           Corporation
with  Corporation                                        (past
Date Service Began                                       fiscal year)

John DeVincentis      Principal Occupations:                  $20,000
Age:  69              Independent Financial
--------------------  Consultant; Retired, formerly,
13821 12th Street     Senior Vice President of
Kenosha, WI           Finance, In-Sink-Erator Division
DIRECTOR              of Emerson Electric Corp.
Began serving:        (electrical products
October 1993          manufacturer).


Duane E. Dingmann     Principal Occupation: Retired;          $20,000
Age: 73               formerly President and owner,
--------------------  Trubilt Auto Body, Inc. and
1631 Harding Ave      Telephone Specialists, Inc.
Eau Claire, WI
DIRECTOR              Other Directorships Held: Class
Began serving:        B (nonbanking) Director, Ninth
March 1999            Federal Reserve District,
                      Minneapolis, MN.


James Mitchell        Principal Occupation: Chief             $20,000
Age: 56               Executive Officer, NOG, Inc.
--------------------  (metal processing and
2808 Range Line       consulting); Chairman, Ayrshire
Circle                Precision Engineering (precision
Mequon, WI            machining).
DIRECTOR              Previous Positions: Group Vice
Began serving:        President, Citation Corporation;
March 1999            Chief Executive Officer,
                      Interstate Forging Industries.


Barbara J. Pope       Principal Occupation: President,        $20,000
Age:  55              Barbara J. Pope, P.C.,
--------------------  (financial consulting firm);
Suite 2285            President, Sedgwick Street Fund
115 South La Salle    LLC (private investment
Street                partnership)
Chicago, IL
DIRECTOR
Began serving:
March 1999




-------------------------------------------------------------------------------



OFFICERS**

Name                    Principal Occupation(s) and Previous Positions
Age
Address
Positions Held with
Corporation
                        Principal Occupations: President, Marshall Funds,
John M. Blaser          Inc.; Vice President, M&I Trust, M&I Investment
Age:  46                Management Corp.
PRESIDENT               ------------------------------------------------------

                        Previous Positions: Partner and Chief Financial Officer, Artisan Partners Limited Partnership; Chief Financial Officer and Principal Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke        Principal Occupations: Vice President, M&I Investment
----------------------- Management Corp., M&I Trust.
Age:  47
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

William A. Frazier      Principal Occupations:  Vice President, M&I
Age:  48                Investment Management Corp., M&I Trust.
-----------------------
M&I Investment
Management Corp.
1000 Water Street
Milwaukee, WI
VICE PRESIDENT

Brooke J. Billick       Principal Occupations: Vice President and Securities
Age:  50                Counsel, M&I Trust, M&I Investment Management Corp.
-----------------------
M&I Trust               Previous Position: Shareholder/partner, Gibbs, Roper,
1000 Water Street       Loots & Williams, S.C.
Milwaukee, WI
SECRETARY

Lori K. Hoch            Principal Occupations: Vice President, Secretary and
Age:  32                Securities Counsel, M&I Trust, M&I Investment
----------------------- Management Corp.
M&I Trust
1000 Water Street       Previous Positions: Associate, Michael, Best &
Milwaukee, WI           Friedrich LLP; Associate, Quarles & Brady LLP.
ASSISTANT SECRETARY

Joseph P. Bree          Principal Occupations: Assistant Vice President and
Age:  30                Senior Financial Analyst, M&I Investment Management
----------------------- Corp.
M&I Investment
Management  Corp.       Previous Positions: Associate, Barclays Global
1000 Water Street       Investors; Associate, Strong Capital Management.
Milwaukee, WI
TREASURER


**Officers do not receive any compensation from the Corporation.
-------------------------------------------------------------------------------



COMMITTEES OF THE BOARD
                              Committee Functions                     Meetings
                                                                      Held
                                                                      During
                                                                      Last
Board     Committee                                                   Fiscal
Committee Members                                                     Year

Audit                         The Audit Committee reviews and              Two
          John DeVincentis    recommends to the full Board the
          -----------------   independent auditors to be selected to
                              audit the Fund's financial statements;
          Duane E. Dingmann   meets with the independent auditors
                              periodically to review the results of the
          James Mitchell      audits and reports the results to the
                              full Board; evaluates the independence of
          Barbara J. Pope     the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              organizational structure, reporting
                              relationship, resources and
                              qualifications of senior management
                              personnel responsible for accounting and financial reporting; reviews the evaluations of the adequacy and effectiveness of the Fund's system of internal controls; investigates any matters brought to the Committee's attention that are within the scope of its duties; and performs any other activity consistent with the Fund's organizational documents as deemed appropriate by the full Board or the Audit Committee.




-------------------------------------------------------------------------------



BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE MARSHALL FUNDS FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2002



Interested       Fund Name    Dollar Range                Aggregate
Board Member    ------------            of          Dollar Range of
Name                          Shares Owned Shares Owned in Marshall
----------------                in Fund***                    Funds
                            --------------     Family of Investment
                                                          Companies

John M. Blaser  Equity      $50,001-$100,000          over $100,000
----------------Income      --------------
                ------------$10,001-$50,000
                Mid-Cap G&I $10,001-$50,000
                Mid-Cap     $10,001-$50,000
                Value       $50,001-$100,000
                Small-Cap   $10,001-$50,000
                Growth
                International
                Stock
                Intermediate
                Bond

David W. Schulz Large-Cap    over $100,000            over $100,000
----------------G&I         --------------
                ------------$50,001-$100,000
                Mid-Cap
                Growth



Independent
Board Member    ------------
Name
John DeVincentisMid-Cap         $1-$10,000            over $100,000
----------------Growth      --------------
                ------------$10,001-$50,000
                Mid-Cap     $10,001-$50,000
                Value         over$100,000
                Small-Cap
                Growth
                Money Market

Duane E.        Equity          $1-$10,000          $10,001-$50,000
Dingmann        Income      --------------
----------------------------    $1-$10,000
                Large-Cap       $1-$10,000
                G&I             $1-$10,000
                Mid-Cap
                Value
                ------------
                Mid-Cap
                Growth

James Mitchell  Mid-Cap      over $100,000            over $100,000
----------------Value       --------------
                ------------$10,0001-$50,000
                Mid-Cap      over $100,000
                Growth       over $100,000
                Internationalover $100,000
                Stock
                Short-Term
                Income
                Money Market

Barbara J. Pope Large-Cap       $1-$10,000         $50,001-$100,000
----------------G&I         --------------
                ------------$10,0001-$50,000
                Mid-Cap         $1-$10,000
                Value           $1-$10,000
                Mid-Cap     $50,001-$100,000
                Growth
                Small-Cap
                Growth
                Money Market

*** Dollar range of shares owned in any Fund that is not identified in this table is "None."

ADVISER TO THE FUND

The Adviser conducts investment research and makes investment decisions for the Fund. The Fund's investment adviser is M&I Investment Management Corp. (Adviser), a Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the U.S. Securities and Exchange Commission. The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin, with approximately $34 billion in assets. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser with an issuer.

BOARD REVIEW OF THE ADVISORY CONTRACT

As required by the 1940 Act, the Corporation's Board has reviewed the investment advisory contract on behalf of the Fund. The Board's decision to approve this contract reflects the exercise of its business judgment on whether to continue the existing arrangement. The Board bases its ultimate decision to approve the advisory contract on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of this contract, the Board considered many factors, among the most material of which are: the investment objectives and long term performance of the Fund; the management philosophy, personnel, and processes used by the Adviser; the preferences and expectations of the Fund's shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Fund and its shareholders by the Adviser's affiliates in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract. In this regard, the Board was mindful of the potential disruptions of the operations of the Fund and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the Fund for the investment of fiduciary assets as well as the decisions by the Fund's retail and institutional shareholders to invest in the Fund are based on the strength of the Adviser's industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the M&I organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Corporation's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with the Adviser and M&I Trust on matters relating to the Fund, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Adviser and its affiliates. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of the advisory contract is informed by reports covering such matters as: the investment philosophy, personnel, and processes utilized by the Adviser; the short- and long-term performance of the Fund (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Fund and the Adviser and the services providers that service the Fund; and relevant developments in the mutual fund industry and how the Fund and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Fund. These reports cover not only the fees under the advisory contract, but also fees received by the Adviser's affiliate, M&I Trust, for providing other services to the Fund under separate contracts (e.g., for serving as the Fund's administrator, custodian and shareholder services agent). The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser's general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser's clients with respect to the potential economic return on the clients' investments. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to: approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate governance, generally the Adviser will vote for proposals to: permit a simple majority of shareholders to approve acquisitions of a controlling interest of issuers; eliminate classified or staggered boards of directors; eliminate cumulative voting and preemptive rights; and proposals to opt-out of state takeover statutes. The Adviser will generally vote against the adoption of super-majority voting provisions that require greater than a two-thirds shareholder approval to change the corporate charter or bylaws or to approve mergers and acquisitions; fair price amendments that are linked to a super-majority provision and do not permit a takeover unless an arbitrary fair price is offered to all shareholders; proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations; and proposals that do not allow replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures

The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy. The Proxy Officer reports to the Trust Investment Committee of the established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.

In the event that a portfolio manager of the Adviser concludes that the interests of the Fund requires that a proxy be voted on a proposal in a manner that differs from the voting guidelines proxy voting guidelines, the manager may request that the Proxy Officer consider voting on the proposal other than according to the guidelines, provided that the request accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders. Upon such a request, the Proxy Officer may vary from the voting guidelines if the officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interests of the client. In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser's proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor to purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser's clients, without consideration of any benefit to the Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, or their affiliates might otherwise have paid, it would tend to reduce their expenses.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by the SEC's rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

M&I Trust is the administrator of the Fund, and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the aggregate Fund's average daily net assets (ADNA) as follows:

      Maximum Fee                   Fund's ADNA

      0.10%           on the first $250 million
      0.095%           on the next $250 million
      0.08%            on the next $250 million
      0.06%            on the next $250 million
      0.04%            on the next $500 million
      0.02%              on assets in excess of
                                   $1.5 billion


The administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the sub-administrator will be paid by the administrator.

The functions performed the administrator include, but are not limited to the following:

o    preparation,   filing  and  maintenance  of  the  Corporation's   governing
     documents, minutes of Board meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its shares;

o preparation, negotiation and administration of contracts on behalf of the Fund;

o    supervision of the preparation of financial reports;

o    preparation and filing of federal and state tax returns;

o    assistance with the design, development and operation of the Fund; and

o    providing advice to the Fund's and Corporation's Board.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN

M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.





HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.



When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.



YIELD

The Fund calculates the yield for the Institutional Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o    multiplying the base period return by 365/7.





To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD


The Fund's effective yield for the Institutional Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of the Fund's shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute (ICI).

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from sources the Fund believes is reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

o    Consumer Price Index is generally considered to be a measure of inflation.

o Dow Jones Industrial Average (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial and public utility companies. The Standard & Poor's Index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 Nasdaq-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

o iMoneyNet Inc.'s Money Fund ReportTM publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation and mutual funds.

o Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, 49.6% of American households are pursuing their financial goals through mutual funds (as of May 2002). These investors, as well as businesses and institutions, have entrusted over $6.97 trillion to the more than 8246 mutual funds available (as of August 2003).






ADDRESSES


Marshall Government Money Market Fund           1000 North Water Street
                                                P.O. Box 1348
                                                Milwaukee, Wisconsin
53201-1348

-------------------------------------------------------------------------------

Distributor
            Edgewood Services, Inc.             5800 Corporate Drive

Pittsburgh, PA 15237-7002
Adviser
            M&I Investment Management Corp.     1000 North Water Street
                                                Milwaukee, Wisconsin 53202
Custodian
            Marshall & Ilsley Trust Company N.A.      1000 North Water Street
                                                Milwaukee, Wisconsin 53202
Transfer Agent, Dividend Disbursing Agent
and Portfolio Accounting Services
            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779
Legal Counsel                                               Bell, Boyd &
Lloyd LLC   Three First National Plaza                70 West Madison Street,
Suite 3300                                      Chicago, IL 60602-4207

-------------------------------------------------------------------------------

Independent Auditors
            Ernst & Young LLP                   200 Clarendon Street
                                                Boston, MA 02116-5072


Marshall Investor Services             Internet address:
http://www.marshallfunds.com
P.O. Box 1348                          TDD: Speech and Hearing Impaired
Services 1-800-236-209-3520
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)






PART C.     OTHER INFORMATION.

Item 23.    Exhibits:

            (a)   (i)         Conformed copy of Articles of Incorporation of
                              the Registrant; (8)
                  (ii)        Conformed copy of Amendment No. 1 to the
                              Articles of Incorporation; (8)
                  (iii)       Conformed copy of Amendment No. 2 to the
                              Articles of Incorporation; (8)
                  (iv)        Conformed copy of Amendment No. 3 to the
                              Articles of Incorporation; (8)
                  (v)         Conformed copy of Amendment No. 4 to the
                              Articles of Incorporation; (6)
                  (vi)        Conformed copy of Amendment No. 5 to the
                              Articles of Incorporation; (8)
                  (vii)       Conformed copy of Amendment No. 6 to the
                              Articles of Incorporation; (12)
                  (viii)      Conformed copy of Amendment No. 7 to the
                              Articles of Incorporation; (14)
                  (ix)        Conformed copy of Amendment No. 8 to the
                              Articles of Incorporation; (18)
                  (x)         Conformed copy of Amendment No. 9 to the
                              Articles of Incorporation; (21)
                  (xi)        Conformed copy of Amendment No. 10 to the
                              Articles of Incorporation; (23)
                  (xiii)      Conformed copy of Amendment No. 11 to the
                              Articles of Incorporation; (25)
                  (xiii)      Conformed copy of Amendment No. 12 to the
                              Articles of Incorporation; (27)
            (b)   (i)         Copy of By-Laws of the Registrant; (8)
                  (ii)        Copy of Amendment No. 1 to the By-Laws of the
                              Registrant; (19)
                  (iii)       Copy of Amendment No. 2 to the By-Laws of the
                              Registrant; (19)

            (c) Copy of Specimen Certificates for Shares of Capital Stock of the Marshall Mid-Cap Growth Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, and Marshall Small-Cap Growth Fund; (16)

            (d)   (i)         Conformed copy of Investment Advisory Contract
                              of the Registrant, including Exhibits A to F;
                              (4)
                  (ii)        Form of Amendment No. 1 to Exhibit A of the
                              Investment Advisory Contract; (25)
                  (iii)       Conformed copy of Exhibit G of the Investment
                              Advisory Contract of the Registrant; (5)
                  (iv)        Conformed copy of Exhibit H of the Investment
                              Advisory Contract of the Registrant; (5)
                  (v)         Conformed copy of Exhibit I of the Investment
                              Advisory Contract of the Registrant; (5)
                  (vi)        Conformed copy of Exhibit J of the Investment
                              Advisory Contract of the Registrant; (5)
                  (vii)       Conformed copy of Exhibit K of the Investment
                              Advisory Contract of the Registrant; (7)
                  (viii)      Conformed copy of Exhibit L of the Investment
                              Advisory Contract of the Registrant; (7)
                  (iv)        Conformed copy of Exhibit M of the Investment
                              Advisory Contract of the Registrant; (12)
                  (x)         Conformed copy of Exhibit N to the Investment
                              Advisory Contract of the Registrant; (14)
                  (xi)        Conformed copy of Amendment to Investment
                              Advisory Contract between Marshall Funds, Inc.
                              and M&I Investment Management Corp. (28)
                  (xii)       Conformed copy of Federated Management
                              Sub-Advisory Agreement with the Registrant, including Exhibit A; (7)
                  (xiii)      Conformed copy of Sub-Advisory Contract
                              between M&I Investment Management Corp. and
                              BPI Global Asset Management LLP dated March
                              29, 1999 (20)
                  (xiv)       Conformed copy of Amendment to Sub-Advisory
                              Contract between M&I Investment Management
                              Corp. and BPI Global Asset Management (28)

            (e)   (i)         Conformed copy of Distributor's Contract of
                              the Registrant, including conformed copies of Exhibits A through B; (30)
                  (ii)        Conformed copy of Mutual Funds Service
                              Agreement of the Registrant, including Exhibit
                              A; (19)

            (f)               Not applicable;

            (g)   (i)         Conformed copy of Custodian Contract of the
                              Registrant; (7)
                  (ii)        Conformed copy of Amendment to Custodian
                              Contract between Marshall Funds, Inc. and
                              Marshall & Ilsley Trust Company (28)
                  (iii)       Conformed copy of Sub-Custodian Agreement of
                              the Registrant, including Schedule A and Exhibit A; (30)
                  (iv)        Copy of Amendment No. 1 to Schedule A of the
                              Sub-Custodian Agreement of the Registrant; (16)
                  (v)         Copy of Amendment No. 2 to Schedule A of the
                              Sub-Custodian Agreement of the Registrant; (16)
                  (vi)        Copy of Amendment No. 3 to Schedule A of the
                              Sub-Custodian Agreement of the Registrant; (17)
                  (vii)       Conformed copy of the Sub-Custody Agreement,
                              including Schedules A and B and Exhibit 1; (28)

            (h)   (i)         Conformed copy of Fund Accounting and
                              Shareholder Recordkeeping Agreement of the
                              Registrant; (11)
                  (ii)        Conformed copy of Amendment No. 1 to Schedule
                              A of the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the Registrant; (15)
                  (iii)       Conformed copy of Amendment No. 2 to Schedule
                              A of the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the Registrant; (16)
                  (iv)        Conformed copy of Amendment No. 1 to Schedule
                              C of the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the Registrant; (15)
                  (v)         Conformed copy of Annex 1 to Amendment No. 2
                              to Schedule C of the Fund Accounting and Shareholder Recordkeeping Agreement of the
                              Registrant; (16)
                  (vi)        Conformed copy of Amendment No. 1 to Schedule
                              D of the Fund Accounting and Shareholder
                              Recordkeeping Agreement of the Registrant; (30)
                  (vii)       Conformed Copy of Amendment to the Fund
                              Accounting and Shareholder Recordkeeping
                              Agreement between Marshall funds, Inc. and Federated Services Company (28)
                  (viii)      Conformed copy of Sub-Transfer Agency and
                              Services Agreement of the Registrant,
                              including Exhibits A, B-1, B-2 and C; (10)

                  (ix) Conformed copy of Shareholder Services Agreement between the Registrant and Marshall & Ilsley Trust Company on behalf of Marshall Short-Term Income Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall Equity Income Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Growth Fund, Marshall Mid-Cap Value Fund, Marshall International Stock Fund, Marshall Small-Cap Growth Fund, and Marshall Money Market Fund;
                              (23)
                  (x) Conformed copy of Amendment No. 1 to Exhibit 1 of Shareholder Services Agreement; (25)
                  (xi) Conformed copy of Amendment to Shareholder Services Agreement; (28)
                              (xi)  Conformed copy of Sub-Shareholder
                              Services Agreement of the Registrant; (23)
                  (xii) Conformed copy of Amendment to Sub-Shareholder Services Agreement of the Registrant; (28)

            (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (4)

            (j)               Conformed Copy of Consent of Independent
                              Auditors; (30)

            (k)               Not applicable;

            (l)               Conformed copy of Initial Capital
                              Understanding; (11)

            (m)   (i)         Form of 12b-1 Agreement of the Registrant; (23)
                  (ii)        Copy of Exhibit A to the 12b-1 Agreement of
                              the Registrant; (19)
                  (iii)       Copy of Exhibit B to the 12b-1 Agreement of
                              the Registrant; (11)
                  (iv)        Copy of Exhibit C to the Rule 12b-1 Agreement
                              of the Registrant; (13)
                  (v)         Copy of Exhibit D to the 12b-1 Agreement of
                              the Registrant; (21)
                  (vi)        Copy of Sales Agreement of the Registrant
                              (Advisor Class of Shares), including Exhibits
                              A and B; (30)
                  (vii)       Copy of Sales Agreement of the Registrant
                              (Advisor Class of Shares-Load Waived),
                              including Exhibits A and B; (30)
                  (viii)      Copy of Sales Agreement of the Registrant
                              (Investor Class of Shares), including Exhibit
                              A; (30)
                  (ix)        Copy of Sales Agreement of the Registrant
                              (Investor Class of Shares), including Exhibit
                              A; (30)
                  (x)         Conformed copy of Administrative Services
                              Agreement between Marshall Funds, Inc. and
                              Marshall & Ilsley Trust Company, including
                              Amendment 1; (30)
                  (xi)        Conformed copy of Amendment to the
                              Administrative Services Agreement between
                              Marshall Funds, Inc. and Marshall & Ilsley
                              Trust Company (28)
                  (xii)       Conformed copy of Sub-Administrative Services
                              Agreement of the Registrant, including
                              Exhibits A and B; (24)
                  (xiii)      Conformed copy of Amendment #1 to Exhibit B to
                              the Sub-Administrative Services Agreement (28)
                  (xiv)       Conformed copy of Amendment to the
                              Sub-Administrative Services Agreement of the
                              Registrant (28)

            (n)   (i)         Conformed copy of Multiple Class Plan of the
                              Registrant including Exhibits A through D; (19)
                  (ii)        Conformed copy of Amendment No. 1 to Exhibit D
                              to the Multiple Class Plan (Class A Shares of
                              Marshall Equity Income Fund, Marshall
                              Large-Cap Growth & Income Fund, Marshall
                              Mid-Cap Value Fund, Marshall Mid-Cap Growth
                              Fund, Marshall International Stock Fund,
                              Marshall Small-Cap Growth Fund, Marshal
                              Intermediate Bond Fund, Marshall Government
                              Income Fund, Marshall Short-Term Income Fund);
                              (30)
                  (iii)       Conformed Copy of Amendment No. 1 to Exhibit E
                              to the Multiple Class Plan (Marshall
                              International Stock Fund Class I Shares and
                              Marshall Money Market Fund Class I Shares);
                              (30)

            (o)   (i)         Conformed copy of Power of Attorney; (29)

            (p)   (i)         Copy of Marshall Funds Code of Ethics; (26)
                  (ii)        Copy of M&I Investment Management Corp. Code
                              of Ethics; (29)
                  (iii)       Copy of Code of Ethics for Access Persons. (30)
                  (iv)        Copy of BPI Global Asset Management LLP Code
                              of Ethics and Rules for Personal Investing;
                              (29)

________________________________________
+     All Exhibits filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33-48907 and 811-7047).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos. 33-48907 and 811-7047).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33-48907 and 811-7047).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed April 3, 1995. (File Nos. 33-48907 and 811-7047).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33-48907 and 811-7047).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33-48907 and 811-7047)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed July 23, 1999. (File Nos. 33-48907 and 811-7047).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed October 29, 1999. (File Nos. 33-48907 and 811-7047).
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 9, 2000. (File Nos. 33-48907 and 811-7047).
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed March 1, 2000. (File Nos. 33-48907 and 811-7047).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed June 1, 2000. (File Nos. 33-48907 and 811-7047)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed October 30, 2000. (File Nos. 33-48907 and 811-7047)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 29, 2001. (File Nos. 33-48907 and 811-7047)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 31, 2002. (File Nos. 33-48907 and 811-7047)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed October 30, 2003. (File Nos. 33-48907 and 811-7047)



Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (5)

Item 26.    Business and Other Connections of the Investment Adviser:

                       M&I INVESTMENT MANAGEMENT CORP.

            (a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2002, M&I Investment Management Corp. had approximately $12.5 billion in assets under management, of which $5.5 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since its inception in 1973.

                  M&I  Investment   Management  Corp.   served  as  investment
                  adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

                  For further information about M&I Investment Management Corp., its officers and directors, response is incorporated by reference to M&I Investment Management Corp.'s Form ADV, File No. 801-9118, dated February 13, 2001 as amended.

                  BPI Global Asset Management, LLP

            (b) BPI Global Asset Management, LLP ("BPI") is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2002, BPI had approximately $3.8 billion of total assets under management. BPI's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

                  For a list of the officers and directors of BPI and for further information about BPI, any other business, vocation or employment of a substantial nature in which a director or officer of BPI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to BPI's Form ADV, File No. 801-53972, dated September 26, 2001.

Item 27.    Principal Underwriters:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  Banknorth Funds, BBH, Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak(R)Family of Funds, Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc., The Riverfront Funds, WesMark Funds and MTB Group of Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices       Positions and Offices
Business Address                With Distributor             With Registrant

Arthur L. Cherry              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,               --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey               President,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable




Item 28.    Location of Accounts and Records:

Marshall Funds, Inc.                770 North Water Street
                                    Milwaukee, Wisconsin 53202

(Notices should be sent to the Agent for Service at the address above)

                                    1000 North Water Street
                                    Milwaukee, WI  53202

Federated Shareholder Services      Federated Investors Tower
Company                             1001 Liberty Avenue
("Transfer Agent, Dividend          Pittsburgh, PA  15222-3779
Disbursing Agent, and Portfolio
Accounting Services")

Marshall & Ilsley Trust Company     1000 North Water Street
N.A. ("Administrator")              Milwaukee, WI 53202

Federated Services Company          Federated Investors Tower
("Sub-Administrator")               1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

M&I Investment Management Corp.     1000 North Water Street
("Adviser")                         Milwaukee, WI  53202

Marshall & Ilsley Trust Company     1000 North Water Street
N.A. ("Custodian")                  Milwaukee, WI  53202

BPI Global Asset Management, LLP    1900 Summit Tower Blvd.
("Sub-Adviser" to Marshall)         Suite 450
International Stock Fund)           Orlando, Florida 32810

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant  hereby  undertakes  to comply with the  provisions  of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC., and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the [xx] day of November, 2003.

                             MARSHALL FUNDS, INC.

                        BY: /s/ Brooke J. Billick
                        Secretary
                        Attorney in Fact for John M. Blaser
                        November xx, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                         TITLE                  DATE

By:   /s/ Brooke J. Billick   Attorney In Fact       November xx, 2003
Brooke J. Billick             For the Persons
SECRETARY                     Listed Below

      NAME                         TITLE

John M. Blaser*               President and Director
                              (Principle Executive Officer)

Joseph P. Bree*               Treasurer (Principal
                              Financial and
                              Accounting Officer)

John DeVincentis*             Director

Duane E. Dingmann*            Director

James Mitchell*               Director

Barbara J. Pope*              Director

David W. Schulz*              Director

* By Power of Attorney